Lease liabilities and similar (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Borrowing interest rate	5.00%
Sale and leaseback transactions
Cash outflow for leases	762,150	122,469	415,273
Interest on leases	£ 260,206	254,653	£ 290,208
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Borrowing interest rate	8.60%
Sale and leaseback transactions	£ 43,073	£ 279,142